Market Risk Benefits - Reconciliation of beginning and ending balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Line Items]
Balance, beginning of year	$ (122,016)
Balance, end of year	(139,574)	[1]	$ (122,016)
Life and Health | Guaranteed Minimum Death Benefit
Market Risk Benefit [Line Items]
Balance, beginning of year	122,016		(53,011)	$ (77,590)
Effect of changes in the instrument-specific credit risk	3,676		59,207	63,474
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	125,692		6,196	(14,116)
Issuances	5,625		1,312	(14,931)
Market Risk Benefit, Interest Expense	6,081		(1,819)	(2,623)
Attributed fees collected	(29,273)		(29,417)	(34,371)
Benefit payments	3,799		(897)	1,597
Actual policyholder behavior different from expected behaviors	(8,415)		5,126	(14,565)
Effect of changes in future expected policyholder behavior	(12,111)		(3,819)	10,776
Effect of changes in other future assumptions	5,844		4,318	(51,743)
Effect of changes in interest rates	(12,722)		197,277	82,422
Effect of changes in equity index volatility	11,716		(24,728)	(4,634)
Effect of changes in equity markets	14,550		(58,497)	31,222
Foreign exchange impact	5,501		(1,715)	439
Other	21,985		32,355	16,723
Balance, end of year, before effect of changes in the instrument-specific credit risk	138,272		125,692	6,196
Effect of changes in the instrument-specific credit risk	1,302		(3,676)	(59,207)
Balance, end of year	139,574		122,016	(53,011)
Net amount at risk	$ 251,293		$ 603,656	$ 52,320
Weighted-average attained age of contract holders	61 years		61 years	61 years

[1]	Refer to Note 11 for details on the changes in the MRBs measured at fair value for the years ended December 31, 2023 and 2022.